Shareholder Report, Average Annual Return (Details)	6 Months Ended	7 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended	13 Months Ended	14 Months Ended		16 Months Ended	18 Months Ended	26 Months Ended	31 Months Ended	36 Months Ended	37 Months Ended	38 Months Ended	45 Months Ended		50 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000234046
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ETF (based on Net Asset Value)
C000243340
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ETF (based on Net Asset Value)
Without Sales Load [Member] | C000252180
Average Annual Return [Line Items]
Average Annual Return, Percent					3.96%		5.94%
Without Sales Load [Member] | C000252172
Average Annual Return [Line Items]
Average Annual Return, Percent					11.67%			11.82%
Without Sales Load [Member] | C000252171
Average Annual Return [Line Items]
Average Annual Return, Percent					(8.23%)			(7.11%)
Without Sales Load [Member] | C000250794
Average Annual Return [Line Items]
Average Annual Return, Percent					4.65%				10.61%
Without Sales Load [Member] | C000234046
Average Annual Return [Line Items]
Average Annual Return, Percent					19.98%												10.85%
Without Sales Load [Member] | C000249125
Average Annual Return [Line Items]
Average Annual Return, Percent					6.40%					7.72%
Without Sales Load [Member] | C000235263
Average Annual Return [Line Items]
Average Annual Return, Percent					7.57%														12.39%	11.69%
Without Sales Load [Member] | C000238718
Average Annual Return [Line Items]
Average Annual Return, Percent					13.60%								15.85%
Without Sales Load [Member] | C000238211
Average Annual Return [Line Items]
Average Annual Return, Percent					18.45%									27.33%
Without Sales Load [Member] | C000241449
Average Annual Return [Line Items]
Average Annual Return, Percent					7.81%							9.60%
Without Sales Load [Member] | C000237253
Average Annual Return [Line Items]
Average Annual Return, Percent					11.79%										14.80%
Without Sales Load [Member] | C000244492
Average Annual Return [Line Items]
Average Annual Return, Percent					2.72%														7.37%	4.89%
Without Sales Load [Member] | C000233998
Average Annual Return [Line Items]
Average Annual Return, Percent					26.10%											14.72%
Without Sales Load [Member] | C000259350
Average Annual Return [Line Items]
Average Annual Return, Percent	12.52%
Without Sales Load [Member] | C000259351
Average Annual Return [Line Items]
Average Annual Return, Percent	11.52%
Without Sales Load [Member] | C000243340
Average Annual Return [Line Items]
Average Annual Return, Percent					17.55%						17.15%
Without Sales Load [Member] | C000255316
Average Annual Return [Line Items]
Average Annual Return, Percent			21.95%
Without Sales Load [Member] | C000255317
Average Annual Return [Line Items]
Average Annual Return, Percent				23.33%
Without Sales Load [Member] | C000254050
Average Annual Return [Line Items]
Average Annual Return, Percent					23.40%	20.10%
Without Sales Load [Member] | C000228888
Average Annual Return [Line Items]
Average Annual Return, Percent					8.01%													4.81%
Without Sales Load [Member] | C000228889
Average Annual Return [Line Items]
Average Annual Return, Percent					7.84%													2.05%
Without Sales Load [Member] | C000259352
Average Annual Return [Line Items]
Average Annual Return, Percent	12.92%
Without Sales Load [Member] | C000259353
Average Annual Return [Line Items]
Average Annual Return, Percent	19.63%
Without Sales Load [Member] | C000259354
Average Annual Return [Line Items]
Average Annual Return, Percent		50.92%
Harbor Index: S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent					21.45%		20.18%
Harbor Index: S&P 500 Index (GBCL Only)
Average Annual Return [Line Items]
Average Annual Return, Percent					21.45%			21.87%
Harbor Index: S&P 500 Index (GBCJ Only)
Average Annual Return [Line Items]
Average Annual Return, Percent					21.45%			21.87%
Harbor Index: S&P 500 Index (GBCH Only)
Average Annual Return [Line Items]
Average Annual Return, Percent					21.45%				18.30%
Harbor Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500 Index
Average Annual Return, Percent					21.45%												13.00%
Harbor Index: Bloomberg U.S. Aggregate Bond Index(GBCG)
Average Annual Return [Line Items]
Average Annual Return, Percent					6.16%					7.43%
Harbor Index: S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent					21.45%														17.64%	14.64%
Harbor Index: S&P 500 Index(GBC6 Only)
Average Annual Return [Line Items]
Average Annual Return, Percent					21.45%								22.06%
Harbor Index: S&P 500 Index(GBC5 Only)
Average Annual Return [Line Items]
Average Annual Return, Percent					21.45%									25.46%
Harbor Index: S&P 500 Index(GBC7 Only)
Average Annual Return [Line Items]
Average Annual Return, Percent					21.45%							23.99%
Harbor Index: MSCI All Country World ex. U.S. (ND) Index (GBC4 Only)
Average Annual Return [Line Items]
Average Annual Return, Percent					24.93%										17.58%
Harbor Index: S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent					21.45%														17.64%	14.64%
Harbor Index: S&P 500 Index(GBB3 Only)
Average Annual Return [Line Items]
Average Annual Return, Percent					21.45%											12.92%
Harbor Index: S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.83%
Harbor Index: S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.83%
Harbor Index: S&P 500 Index(GBC9 Only)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500 Index
Average Annual Return, Percent					21.45%						23.76%
Harbor Index: MSCI Emerging Markets (ND) Index
Average Annual Return [Line Items]
Average Annual Return, Percent			30.55%
Harbor Index: MSCI World ex US Index
Average Annual Return [Line Items]
Average Annual Return, Percent				22.44%
Harbor Index: S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent					21.45%	18.43%
Harbor Index: Bloomberg U.S. Aggregate Bond Index(GBBW)
Average Annual Return [Line Items]
Average Annual Return, Percent					6.16%													(0.47%)
Harbor Index: Bloomberg U.S. Aggregate Bond Index(GBBX)
Average Annual Return [Line Items]
Average Annual Return, Percent					6.16%													(0.47%)
Harbor Index: S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.83%
Harbor Index: S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.83%
Harbor Index: S&P 500 Index (GBEA Only)
Average Annual Return [Line Items]
Average Annual Return, Percent		30.51%
Harbor Index: Russell 2000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent					14.41%		12.67%
Harbor Index: Harbor AlphaEdge Large Cap Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent					11.98%			12.06%
Harbor Index: Russell 1000 Value Index (GBCL Only)
Average Annual Return [Line Items]
Average Annual Return, Percent					11.15%			11.01%
Harbor Index: Harbor AlphaEdge Next Generation REIT Index
Average Annual Return [Line Items]
Average Annual Return, Percent					(7.74%)			(6.61%)
Harbor Index: FTSE NAREIT All Equity REITs Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent					(2.61%)			(3.00%)
Harbor Index: Harbor AlphaEdge Small Cap Earners Index
Average Annual Return [Line Items]
Average Annual Return, Percent					4.79%				10.52%
Harbor Index: Russell 2000 (GBCH Only)
Average Annual Return [Line Items]
Average Annual Return, Percent					14.41%				17.98%
Harbor Index: Quantix Commodity Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Quantix Commodity Total Return Index
Average Annual Return, Percent					21.19%												12.16%
Harbor Index: Bloomberg Commodity Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg Commodity Index Total Return
Average Annual Return, Percent					14.15%												3.71%
Harbor Index: NASDAQ Dividend Achievers Select Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent					14.88%														14.05%	13.09%
Harbor Index: Russell 3000 Growth Health Care Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent					5.11%								10.75%
Harbor Index: CIBC Human Capital Index
Average Annual Return [Line Items]
Average Annual Return, Percent					18.80%									27.73%
Harbor Index: Russell 200 Index (GBC7A)
Average Annual Return [Line Items]
Average Annual Return, Percent					14.41%							15.63%
Harbor Index: Human Capital Factor Small Cap Index
Average Annual Return [Line Items]
Average Annual Return, Percent					8.47%							10.30%
Harbor Index: HFRX Equity Hedge Index
Average Annual Return [Line Items]
Average Annual Return, Percent					10.06%														8.13%	4.54%
Harbor Index: Russell 1000® Growth Index(GBB3 Only)
Average Annual Return [Line Items]
Average Annual Return, Percent					30.52%											16.40%
Harbor Index: Russell Midcap® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.46%
Harbor Index: Russell Midcap® Value Index (GBEB Only)
Average Annual Return [Line Items]
Average Annual Return, Percent	13.58%
Harbor Index: ICE BofA 0-3 Month U.S. Treasury Bill Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ICE BofA 0-3 Month U.S. Treasury Bill Total Return Index
Average Annual Return, Percent					4.43%						4.96%
Harbor Index: ICE BofA U.S. High Yield Index
Average Annual Return [Line Items]
Average Annual Return, Percent					8.03%													3.91%
Harbor Index: Russell 2500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.20%
Harbor Index: Russell 2500® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.86%
Harbor Index: Nasdaq 100 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		42.14%